Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Vaporin Inc [Member]
Schedule of Intangible Assets	Intangible assets consist of the following:
	December 31, 2014	December 31, 2013
Website, capitalized	$17,678	$17,678
Less: accumulated amortization	(16,206)	(5,402)
	$1,472	$12,276